LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES	12 Months Ended
Dec. 31, 2021
LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES
LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES

21)  LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES

a)  Accounting policy

These are financial liabilities measured initially and recognized by fair value, net of costs incurred to obtain them and subsequently measured by amortized cost (plus pro-rata charges and interest), considering the effective interest rate of each operation, or by fair value through profit or loss.

They are classified as current unless the Company has the unconditional right to settle the liability for at least 12 months after the closing date of the year.

Borrowing costs directly related to the acquisition, construction or production of an asset that necessarily requires more than 18 months to be completed for use or sale purposes are capitalized as part of the cost of the corresponding asset. The Company did not capitalize borrowing and financing costs and debentures due to the absence of qualifying assets.

All other costs of loans, financing, debentures and leases are recorded in expense in the period in which they are incurred. The costs of loans, financing, debentures and 5G licenses comprise interest and other financial costs incurred.

b)  Breakdown

	Information on December 31, 2021			12.31.21			12.31.20
	Currency	Annual interest rate	Maturity	Current	Non-current	Total	Current	Non-current	Total
Financial institutions (b.1)				50	4	54	61	51	112
PSI	R$	2.5% to 5.5%	Jan-23	50	4	54	61	51	112

Suppliers (b.2)	R$	98.9% to 120.8% of CDI	Dec-22	224,556	—	224,556	375,700	—	375,700

Debentures (b.3)				1,028,463	—	1,028,463	1,044,668	999,908	2,044,576
1st issue – Minas Comunica	R$			—	—	—	29,352	—	29,352
5th issue	R$	108.25% of CDI	Feb-22	1,028,463	—	1,028,463	1,015,316	999,908	2,015,224

Leases (b.4)	R$	8.428% / IPCA		2,907,481	8,322,618	11,230,099	2,262,043	8,556,735	10,818,778

5G Licenses (b.5)	R$	SELIC / IGP-DI		2,746,342	1,704,464	4,450,806	—	—	—

Total				6,906,892	10,027,086	16,933,978	3,682,472	9,556,694	13,239,166

b.1) Loans and financing – Financial Institutions

Some financing agreements with the financial institutions have lower interest rates than those prevailing in the market. These operations fall within the scope of IAS 20 and therefore the subsidies granted up to December 31, 2017 were adjusted to present value and deferred in accordance with the useful lives of the financed assets.

The grants on January 1, 2018 adjusted to present value, were recorded in property, plant and equipment and are being depreciated according to the useful lives of the financed underlying assets.

These contracts are guaranteed by the sale of financed assets.

b.2) Financing – Suppliers

Under bilateral agreements with suppliers, the Company obtained extension of the terms for payment of trade accounts payable at a cost based on the fixed CDI rate for the corresponding periods, with the net cost equivalent to between 98.9% to 120.8% of the CDI ( 114.6% to 149.0% of the CDI on December 31, 2020).

b.3) Debentures

On December 31, 2021, the Company still had the 5th issue,occurred in February 2017, with 200,000 issued and outstanding, with a total issue amount of R$ 2,000,000.

Transaction costs in connection with the 5th issue, totaling R$ 1,082 on December 31, 2021 (R$ 1,376 on December 31, 2020), were treated as a reduction of liabilities as costs to be incurred and are recognized as financial expenses, according to the contractual terms of each issue.

These contracts are unsecured.

b.4) Leases

On the lease start date, the Company recognizes lease liabilities measured at the present value of lease payments to be made during the lease term. After the start date, the value of the lease liability is increased to reflect the increase in interest and reduced for lease payments made.

Short-term lease and low-value lease payments are recognized as an expense using the straight-line method over the lease term.

The Company has agreements classified as lease agreements as a lessee: (i) lease of structures (towers and rooftops) arising from sale and leaseback transactions; (ii) lease of Built to Suit (“BTS”) sites to install antennas and other equipment and transmission facilities; (iii) lease of information technology equipment and; (iv) lease of infrastructure and transmission facilities associated with the power transmission network, offices, stores and commercial properties. The net carrying amount of the assets has remained unchanged until sale thereof, and a liability is recognized corresponding to the present value of mandatory minimum installments as per the agreement.

Below, we present the balances of the lease amounts payable:

	12.31.21	12.31.20
Nominal value payable	13,997,417	13,526,001
Unrealized financial expenses	(2,767,318)	(2,707,223)
Present value payable (1)	11,230,099	10,818,778

Current	2,907,481	2,262,043
Non-current	8,322,618	8,556,735
(1)	On December 31, 2021 and 2020, the present value of balances payable, included R$70,845 and R$1,470,508, respectively, referring to lease agreements with Telefónica Group companies (Note 29). The reduction in amounts with companies of the Telefónica Group results from the sale of the tower division of Telxius Telecom, S.A. to American Tower International, Inc

The following is a schedule of the amounts payable on leases on December 31, 2021:

Year
2022	2,907,481
2023	2,697,656
2024	2,008,643
2025	1,282,211
2026	894,606
2027 onwards	1,439,502
Total	11,230,099

The weighted annual interest rate on lease contracts on December 31, 2021 is 8.428%, with an average maturity of 5,59 years.

The present value of lease agreements is measured by discounting future fixed payment flows, which do not include projected inflation, at market interest rates, estimated using the Company’s intrinsic risk spread.

The discount curves used are constructed based on observable data. Market interest rates are extracted from B3 and the Company’s risk spread is estimated from debt securities issued by companies with comparable risk. The final discount curve reflects the Company’s incremental loan interest rate.

b.5) 5G licenses

On December 3, 2021, the Terms were signed with ANATEL, resulting from the auctions for the implementation of 5G technology, carried out by ANATEL, of which the Company was the winner. These authorizations are valid for a period of 20 years, for consideration, associated with authorizations for the provision of SMP, renewable successively, for consideration, under the terms of Law No. 9,472/1997 (note 1.b).

These Terms are guaranteed by insurance contracts (Note 34.b).

c)  Repayment schedule

	Loans and financing -
Year	financial instituitions	Leases	5G Licenses	Total
2023	4	2,697,656	621,623	3,319,283
2024	—	2,008,643	334,206	2,342,849
2025	—	1,282,211	46,790	1,329,001
2026	—	894,606	46,790	941,396
2027 onwards	—	1,439,502	655,055	2,094,557
Total	4	8,322,618	1,704,464	10,027,086

d)  Covenants

Loans and financing with financial institutions and debentures carry specific covenants involving a penalty in the event of breach of contract. A breach of contract as provided for in the agreements with the institutions listed above in item a), is characterized as non-compliance with covenants (analyzed on a quarterly, half-yearly or yearly basis), being a breach of a contractual clause, resulting in the early maturity of the contract.

On December 31, 2021 and 2020, the Company was in compliance with all economic and financial indices.

e)  Changes

	Loans and			Financing -	Contingent
	financing	Debentures	Leases	suppliers	consideration (1)	5G Licenses	Total
Balance on 12.31.19	48,850	3,104,350	9,191,151	996,274	484,048	—	13,824,673
Additions	—	—	4,828,542	370,538	—	—	5,199,080
Financial charges (Note 28)	1,879	87,635	526,127	26,620	6,555	—	648,816
Issue costs	—	1,376	—	—	—	—	1,376
Costs and expenses incurred	—	—	—	—	(40,708)	—	(40,708)
Write-offs (cancellation of contracts)	—	—	(315,291)	—	—	—	(315,291)
Write-offs (payments)	(50,617)	(1,148,785)	(3,411,751)	(1,017,732)	(449,895)	—	(6,078,780)
Balance on 12.31.20	112	2,044,576	10,818,778	375,700	—	—	13,239,166
Additions	—	—	3,113,349	221,840	—	4,459,442	7,794,631
Financial charges (Note 28)	20	49,786	828,710	7,899	—	37,800	924,215
Issue costs	—	1,082	—	—	—	—	1,082
Write-offs (cancellation of contracts)	—	—	(270,164)	—	—	—	(270,164)
Write-offs (payments)	(78)	(1,066,981)	(3,260,574)	(380,883)	—	(46,436)	(4,754,952)
Balance on 12.31.21	54	1,028,463	11,230,099	224,556	—	4,450,806	16,933,978
(1)	On July 13, 2020, the 2nd Federal Court of Maringá - PR, issued an order determining the transfer to the Company of the judicial deposit made by the former GVT, corresponding to the tax benefit of goodwill from the mergers of subsidiaries. As a result of the decision mentioned above, in September 2020, the Company redeemed the judicial deposit and paid Vivendi, monetarily restated, net of costs, expenses and taxes incurred, directly attributable to the reimbursement of such amount.

f)  Additions and payments

	12.31.21				12.31.20
		Write-offs (payments)				Write-offs (payments)
			Financial				Financial
	Additions	Principal	charges	Total	Additions	Principal	charges	Total
Loans and financing	—	(74)	(4)	(78)	—	(48,645)	(1,972)	(50,617)
BNDES / PSI	—	(74)	(4)	(78)	—	(8,849)	(111)	(8,960)
BNB	—	—	—	—	—	(39,796)	(1,861)	(41,657)
Debêntures	—	(1,028,312)	(38,669)	(1,066,981)	—	(1,025,583)	(123,202)	(1,148,785)
1st issue – Minas Comunica	—	(28,312)	(1,697)	(30,009)	—	(25,583)	(1,995)	(27,578)
5th issue	—	(1,000,000)	(36,972)	(1,036,972)	—	—	(88,819)	(88,819)
6th issue	—	—	—	—	—	(1,000,000)	(32,388)	(1,032,388)
Financing - Suppliers	221,840	(370,635)	(10,248)	(380,883)	370,538	(970,029)	(47,703)	(1,017,732)
Contingent consideration	—	—	—	—	—	(344,217)	(105,678)	(449,895)
Leases	3,113,349	(2,455,690)	(804,884)	(3,260,574)	4,828,542	(2,909,214)	(502,537)	(3,411,751)
5G Licenses	4,459,442	(46,436)	—	(46,436)	—	—	—	—
Total	7,794,631	(3,901,147)	(853,805)	(4,754,952)	5,199,080	(5,297,688)	(781,092)	(6,078,780)